Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Variable Portfolio – Partners Small Cap Value Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent	[1]	7.96%	6.24%	5.54%
Variable Portfolio – Partners Small Cap Value Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent	[1]	7.70%	5.98%	5.28%
Variable Portfolio – Partners Small Cap Value Fund Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 3
Average Annual Return, Percent	[1]	7.83%	6.11%	5.41%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[2]	23.81%	13.86%	12.55%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		8.05%	7.29%	7.14%

[1]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
[2]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.